TABLE OF CONTENTS

President's Letter
Economic Review and Outlook
Schedule of Changes in Unit Values

Fund Reports

  The Alger American Fund Annual Report
  Alger American Growth Portfolio
  Alger American MidCap Growth Portfolio
  Alger American Small Cap Portfolio

  CIGNA Variable Products Group Annual Report
  TimesSquare VP Core Plus Bond Fund
  TimesSquare VP Money Market Fund
  TimesSquare VP S&P 500 Index Fund

  Fidelity Variable Insurance Products Fund Annual Report
  Fidelity VIP Equity-Income Portfolio
  Fidelity VIP High Income Portfolio
  Fidelity VIP II Investment Grade Bond Portfolio

  Janus Aspen Series Trust Annual Report
  Janus Aspen Series Balanced Portfolio
  Janus Aspen Series Worldwide Growth Portfolio

  MFS(R) Variable Insurance Trust Annual Report
  MFS Emerging Growth Series
  MFS Total Return Series

  Neuberger Berman Annual Report
  AMT Partners Portfolio

  OCC Accumulation Trust Annual Report
  OCC Equity Portfolio
  OCC Small Cap Portfolio
  OCC Managed Portfolio

  Scudder VIT Fund Annual Report
  Scudder VIT EAFE (R) Equity Index Fund
  Scudder VIT Small Cap Index Fund

  Templeton Variable Products Series Fund Annual Report
  Templeton Foreign Securities Fund - Class 1

                                                             [Logo]
                                                             CIGNA Retirement &
                                                             Investment Services

[Photo of John Y. Kim]
John Y. Kim
President


Dear CIGNA Client:

It is a pleasure to provide you with this Semi-Annual report on the performance of your Corporate Variable Life Insurance product for the period ending June 30, 2002.

The report includes financial data for each of the portfolio options available under your product. In addition, we have included a review of the Economy and Financial Markets for the Second Quarter 2002 by Robert DeLucia of CIGNA Investment Management. This overview deals with significant national and international trends affecting key markets. I hope you will take a few minutes to read it carefully.

Your Corporate Variable Universal Life Product is designed specifically to meet your needs in the corporate marketplace. The CIGNA Corporate Insurance Team is dedicated to meeting your executive benefit funding needs with the sophisticated financial solutions that are essential to attracting and retaining executive talent - the talent needed to grow a business in this increasingly competitive market.

We're extremely proud to have you as a client and look forward to an enduring partnership built on understanding, trust, and our ability to provide financial solutions of recognized value to your organization.

If you have any questions or comments about this report, please feel free to call Grace M. Papapietro, Assistant Vice President for CIGNA's Corporate Insurance Department at 860.534.3942. Grace is available Monday through Friday, 8 am to 5 pm.

Sincerely,


[Signature of John Y. Kim]

                                                             Second Quarter 2002
                                                              Performance Update

[Graphic]

CIGNA ECONOMIC/MARKET
REVIEW AND OUTLOOK

SUMMARY AND MAJOR CONCLUSIONS

--------------------------------------------------------------------------------

|_| The slowdown in second quarter growth appears to be a temporary phenomenon. A broad range of leading economic indicators points to a re-acceleration in the rate of economic growth during the second half of 2002.

|_| Corporate profits hit bottom for the cycle during the second half of last year, and should remain on a steadily rising trend over the next four to six quarters, boosted by surging labor productivity.

|_| The Federal Reserve (Fed) is in no hurry to raise official interest rates in an environment of low inflation and fragile financial markets. A new monetary tightening cycle will not begin until employment and business capital investment are on a sustained recovery path, anticipated later this year.

|_| We continue to believe that equity markets should eventually outperform fixed income markets in an environment of sustained economic growth, rising corporate profitability and cash flow, expansionary monetary and fiscal policies, and a weak dollar.

|_| The best relative performance should come from industrial/cyclical stock groups, small- and mid cap growth stocks, corporate bonds, non-dollar debt and equity markets, and emerging market equities in Asia.

ECONOMIC REVIEW

The rate of economic growth decelerated during the second quarter from the robust pace of the previous quarter. Currently available data suggest that second quarter real GDP (Gross Domestic Product) expanded at approximately one-half the 6.1% annual growth rate in the first quarter. Despite this sharp slowdown, underlying fundamental trends point to continued sustained economic growth for the remainder of this year and for all of 2003. Economic expansions rarely proceed at a constant speed, but rather experience alternating periods of acceleration and deceleration on a quarter-to-quarter basis.

Rising Corporate Profits and Dividends

     Although the pace of growth during the quarter was below expectation, the quality of growth was excellent, as reflected in low rates of inflation, spectacular growth in labor productivity and continued improvements in corporate profitability.
     Following six consecutive quarters of decline, corporate operating profits rose during the second quarter. More encouraging, dividends paid by companies in the S&P 500 Index rose by 8.5%, the biggest quarterly increase in many years. Corporate balance sheets also continue to improve, albeit at a moderate pace, and the banking system appears strong. On balance, the U.S. economy remains on a gradually improving track and the prospects for continued healthy economic expansion look promising.

FINANCIAL MARKET REVIEW

     Despite favorable prospects for economic growth, global financial markets performed very poorly during the second quarter, with virtually all major equity market indexes in negative territory. The NASDAQ Composite Index declined by nearly 21% in the quarter, reflecting the weakness in the technology and telecommunications sectors, while the Dow Jones Industrial Average lost a much smaller 10.7%, as a result of the relative strength in "old economy" industrials. The S&P 500 Index registered a decline of 13.4% for the second quarter, the largest second quarter decline since 1970.


[Logo]
CIGNA Retirement &
Investment Services

                                                                      527993-202

Second Quarter 2002 Performance Update    CIGNA Economic/Market Review & Outlook
--------------------------------------------------------------------------------

FINANCIAL MARKET REVIEW (CONTINUED)

High-Grade Bonds, Non-Dollar Markets, and Tangible Assets Perform Best
     Conversely, fixed income markets registered solid gains for the quarter, with the Lehman Brothers Aggregate Bond Index rising 3.69%. Long-term U.S. Treasury bonds performed even better, with a total return of 6%. High-grade corporate bonds lagged the overall Index with a total return of less than 3%, while high yield (speculative-grade) corporate bonds followed the downward movement of equity markets.
     Evidence of continued economic recovery was totally overwhelmed by a seemingly endless stream of negative news from the Middle East, on the terrorist front, and in the area of corporate governance, causing investors to become extremely risk averse. In particular, widespread revelations of corporate scandals, corruption, and fraud continued to severely undermine investor confidence, resulting in a growing disillusionment with equities and a flight to safety in high quality bonds. Over the past 5-year period, high-grade bonds have significantly outperformed large cap equities, with an annualized total return of 7.5%, as measured by the Lehman Brothers Aggregate Bond Index. This result compares with the 3.66% total return of the S&P 500 Index over the same period.
     Non-dollar debt and equity assets outperformed domestic markets during the quarter. The growing perception of corruption within corporate America contributed to a steady decline in the U.S. dollar, enhancing the return of foreign currency-denominated assets to U.S. investors. In particular, the Lehman Brothers Index of Global Bonds registered a total return of nearly 9% in the quarter.
     Equity mutual funds that specialize in tangible assets also performed well, including precious metals equity funds, real estate funds, and natural resources funds. Commodities provided excellent returns as well in the quarter, as measured by the Goldman Sachs Commodity Index.

ECONOMIC OUTLOOK

     Despite the severe weakness in global equity markets in recent months, the outlook for sustained economic recovery during the 2002-2003 period remains intact. Key fundamental factors point to continued steady economic growth, accompanied by low inflation and improving profitability. Forward-looking indicators of manufacturing, housing, consumer spending, and business capital investment remain upbeat, suggesting a continued economic expansion during the second half of the year.

Expansionary Forces Remain in Place
     Business and financial conditions are generally expansionary, Government policy remains highly stimulative, and leading economic indicators continue to move steadily higher. Specifically, the Fed has been easing monetary conditions aggressively over the past 18 months, and the level of short-term interest rates is at a 40-year low. Fiscal policy has shifted from restrictive to stimulative, the result of tax cuts for businesses and households, along with a rapid acceleration in the growth of Government outlays, both military and discretionary. Financial conditions are also accommodative, the result of a rapid growth in liquidity and improving credit availability. The Fed remains more concerned about potential deflationary rather than inflationary forces, and appears to be in no hurry to raise official interest rates. No Fed action is expected until later this year.
     Fundamentals within the household and business sectors should support a steady growth in expenditures over the next 12 to18 months. Consumer spending is expected to benefit from solid growth in real wages, an improving job market, and steady appreciation in home values. Business spending is likely to benefit from a sharp recovery in corporate profits and cash flow as well as increased confidence in future growth in final demand. Manufacturing should continue to benefit from the extremely depressed levels of inventories, which have been steadily liquidated over the past two years. The inventory-to-sales ratio within the business sector hit an all-time low during the second quarter, indicating that businesses will need to lift production in order to meet normal customer demand.

[THE FOLLOWING INFORMATION WAS REPRESENTED AS LINE CHARTS IN THE PRINTED
MATERIAL]

INVENTORY-TO-SALES RATIO                  U.S. DOLLAR INDEX
U.S. Manufacturing & Trade                Trade-Weighted Basis
Date                  Px Mid              Date                    Px Mid
12/31/1987             1.5                12/31/1999              92.67
01/31/1988            1.51                01/07/2000              92.64
02/29/1988             1.5                01/14/2000              93.28
03/31/1988            1.49                01/21/2000              92.97
04/30/1988            1.49                01/28/2000              94.97
05/31/1988            1.49                02/04/2000              95.11
06/30/1988            1.48                02/11/2000              95.22
07/31/1988            1.49                02/18/2000              95.57
08/31/1988             1.5                02/25/2000              95.96
09/30/1988             1.5                03/03/2000              95.88
10/31/1988            1.48                03/10/2000              95.52
11/30/1988            1.48                03/17/2000              95.73
12/31/1988            1.47                03/24/2000              95.56
01/31/1989            1.47                03/31/2000              94.87
02/28/1989             1.5                04/07/2000              95.49
03/31/1989            1.51                04/14/2000              95.91
04/30/1989             1.5                04/21/2000              96.76
05/31/1989            1.51                04/28/2000              98.57
06/30/1989            1.53                05/05/2000              99.61
07/31/1989            1.55                05/12/2000              99.08
08/31/1989            1.53                05/19/2000              99.57
09/30/1989            1.53                05/26/2000              98.46
10/31/1989            1.55                06/02/2000              97.57
11/30/1989            1.54                06/09/2000              96.85
12/31/1989            1.53                06/16/2000              96.03
01/31/1990            1.53                06/23/2000              96.99
02/28/1990            1.51                06/30/2000              97.23
03/31/1990             1.5                07/07/2000              97.24
04/30/1990            1.53                07/14/2000              97.82
05/31/1990            1.52                07/21/2000              97.86
06/30/1990            1.51                07/28/2000              98.54
07/31/1990            1.53                08/04/2000              99.18
08/31/1990            1.51                08/11/2000              99.23
09/30/1990            1.52                08/18/2000              98.97
10/31/1990            1.52                08/25/2000              99.14
11/30/1990            1.54                09/01/2000              99.85
12/31/1990            1.55                09/08/2000             100.62
01/31/1991            1.58                09/15/2000             101.55
02/28/1991            1.58                09/22/2000             100.54
03/31/1991            1.58                09/29/2000             100.62
04/30/1991            1.54                10/06/2000             101.58
05/31/1991            1.52                10/13/2000             101.94
06/30/1991            1.52                10/20/2000             103.02
07/31/1991            1.51                10/27/2000             103.26
08/31/1991            1.51                11/03/2000             102.27
09/30/1991            1.51                11/10/2000             102.76
10/31/1991            1.51                11/17/2000             103.69
11/30/1991            1.51                11/24/2000             104.55
12/31/1991            1.54                12/01/2000             102.55
01/31/1992            1.56                12/08/2000             101.81
02/29/1992            1.55                12/15/2000             101.26
03/31/1992            1.54                12/22/2000             100.32
04/30/1992            1.53                12/29/2000              99.63
05/31/1992            1.53                01/05/2001              99.38
06/30/1992            1.52                01/12/2001              99.99
07/31/1992            1.51                01/19/2001             100.76
08/31/1992            1.54                01/26/2001             101.25
09/30/1992            1.52                02/02/2001              99.97
10/31/1992            1.52                02/09/2001              101.2
11/30/1992            1.52                02/16/2001             101.78
12/31/1992            1.53                02/23/2001             102.28
01/31/1993             1.5                03/02/2001             101.97
02/28/1993            1.51                03/09/2001             102.31
03/31/1993            1.53                03/16/2001             105.18
04/30/1993            1.51                03/23/2001             105.11
05/31/1993             1.5                03/30/2001             106.58
06/30/1993            1.51                04/06/2001             104.91
07/31/1993             1.5                04/13/2001             105.36
08/31/1993            1.51                04/20/2001             103.96
09/30/1993             1.5                04/27/2001             104.72
10/31/1993            1.49                05/04/2001             103.99
11/30/1993            1.49                05/11/2001             105.38
12/31/1993            1.51                05/18/2001             105.07
01/31/1994            1.48                05/25/2001             105.68
02/28/1994            1.48                06/01/2001              105.7
03/31/1994            1.47                06/08/2001             105.72
04/30/1994            1.47                06/15/2001              105.5
05/31/1994            1.48                06/22/2001             106.14
06/30/1994            1.48                06/29/2001             106.49
07/31/1994            1.48                07/06/2001             106.81
08/31/1994            1.46                07/13/2001             106.78
09/30/1994            1.47                07/20/2001             105.52
10/31/1994            1.46                07/27/2001             105.28
11/30/1994            1.46                08/03/2001             104.85
12/31/1994            1.46                08/10/2001             104.28
01/31/1995            1.45                08/17/2001             102.92
02/28/1995            1.47                08/24/2001             103.08
03/31/1995            1.49                08/31/2001             103.03
04/30/1995            1.49                09/07/2001             103.87
05/31/1995            1.49                09/14/2001             102.59
06/30/1995            1.49                09/21/2001             103.14
07/31/1995             1.5                09/28/2001             103.73
08/31/1995            1.49                10/05/2001             103.25
09/30/1995            1.49                10/12/2001             103.93
10/31/1995            1.49                10/19/2001             104.58
11/30/1995            1.49                10/26/2001             105.25
12/31/1995            1.47                11/02/2001              104.7
01/31/1996             1.5                11/09/2001             104.97
02/29/1996             1.5                11/16/2001             105.65
03/31/1996            1.48                11/23/2001             106.69
04/30/1996            1.47                11/30/2001             105.05
05/31/1996            1.46                12/07/2001             105.74
06/30/1996            1.46                12/14/2001             105.16
07/31/1996            1.46                12/21/2001             106.92
08/31/1996            1.45                12/28/2001              107.6
09/30/1996            1.45                01/04/2002             107.16
10/31/1996            1.45                01/11/2002             107.56
11/30/1996            1.44                01/18/2002             108.28
12/31/1996            1.45                01/25/2002             109.52
01/31/1997            1.43                02/01/2002              109.2
02/28/1997            1.42                02/08/2002             109.02
03/31/1997            1.42                02/15/2002             108.36
04/30/1997            1.42                02/22/2002             108.55
05/31/1997            1.43                03/01/2002             108.95
06/30/1997            1.43                03/08/2002             107.23
07/31/1997            1.41                03/15/2002              107.1
08/31/1997            1.42                03/22/2002             107.71
09/30/1997            1.42                03/29/2002             108.41
10/31/1997            1.43                04/05/2002             107.67
11/30/1997            1.42                04/12/2002             107.74
12/31/1997            1.43                04/19/2002              106.5
01/31/1998            1.44                04/26/2002             105.55
02/28/1998            1.43                05/03/2002             104.72
03/31/1998            1.44                05/10/2002             104.66
04/30/1998            1.44                05/17/2002             103.69
05/31/1998            1.44                05/24/2002             103.21
06/30/1998            1.45                05/31/2002             102.42
07/31/1998            1.45                06/07/2002              102.2
08/31/1998            1.45                06/14/2002              102.5
09/30/1998            1.45                06/21/2002             100.18
10/31/1998            1.44                06/28/2002              99.21
11/30/1998            1.44
12/31/1998            1.43
01/31/1999            1.44
02/28/1999            1.43
03/31/1999            1.43
04/30/1999            1.43
05/31/1999            1.41
06/30/1999            1.41
07/31/1999             1.4
08/31/1999            1.39
09/30/1999             1.4
10/31/1999            1.39
11/30/1999            1.39
12/31/1999            1.39
01/31/2000            1.38
02/29/2000             1.4
03/31/2000            1.38
04/30/2000            1.39
05/31/2000             1.39
06/30/2000            1.39
07/31/2000             1.4
08/31/2000            1.41
09/30/2000             1.4
10/31/2000            1.42
11/30/2000            1.43
12/31/2000            1.42
01/31/2001            1.44
02/28/2001            1.43
03/31/2001            1.44
04/30/2001            1.44
05/31/2001            1.42
06/30/2001            1.43
07/31/2001            1.42
08/31/2001            1.42
09/30/2001            1.45
10/31/2001            1.39
11/30/2001            1.39
12/31/2001            1.39
01/31/2002            1.38
02/28/2002            1.39
03/31/2002            1.38
04/30/2002            1.35

CIGNA Economic/Market Review & Outlook    Second Quarter 2002 Performance Update
--------------------------------------------------------------------------------

ECONOMIC OUTLOOK (CONTINUED)

Inflation, Corporate Profits, and Real Wages

     We have not changed our previous forecast with respect to inflation, corporate profits, and employment. The critical element linking these three economic factors is productivity, which has been rising at a well above-average rate during recent years, including the recession. Productivity is the single most important determinant of living standards because it allows businesses to increase profits and wages simultaneously, without causing an increase in inflation.

     Specifically, our forecast assumes that inflation will remain stable at 2% during the next 12 months, followed by a moderate acceleration later in 2003. We expect corporate operating profits to increase by 20% to 25% during the current year, followed by another 10% to 15% gain in 2003. Finally, while labor markets have stabilized and the unemployment rate is near its cyclical peak, robust gains in employment are not likely until later this year and during 2003. Employment is a lagging indicator, because businesses typically do not begin to increase payrolls until both final demand and corporate profits are firmly on a recovery path.

FINANCIAL MARKET OUTLOOK

     On a purely fundamental economic basis, the outlook for global financial markets remains favorable, typical of the early stage of a liquidity-driven economic recovery. However, a variety of non-economic factors continues to undermine investor confidence. These include the heightened risk of terrorist attacks, continued political instability in the Middle East and the most serious and widespread episode of corporate corruption, scandals, and abuses since the 1920s. Despite the favorable outlook for sustained economic growth and improving corporate profitability, it is probable that the concerns just outlined will dictate the behavior of financial markets in the very short term, which means that defensive vehicles such as Government bonds will continue to outperform the equity market.

Underlying Fundamentals Favor Equities over Bonds

     Nevertheless, fundamental economic and financial trends remain favorable for equity markets and negative for Government bonds. Improving prospects for sustained economic growth accompanied by low inflation, rising corporate profitability, and expansionary monetary and fiscal policies are all highly supportive of equity markets. Conversely, these same factors are likely to eventually put upward pressure on interest rates and downward pressure on bond prices.

Two Anchors Artificially Depressing Bond Yields

     The Government bond market in recent months has benefited from two powerful forces that do not appear to be sustainable:

|_|  Fed policy keeping official short-term interest rates at 40-year lows; and

|_| Heightened investor fears relating to terrorism, geopolitical instability, and widespread corporate corruption causing Government bonds to be favored as a "safe haven."

     The result is that Government bond yields remain at artificially low levels. Improving economic and geopolitical conditions, a sharp deterioration in federal budget finances from surplus to deficit, a declining trend in the U.S. dollar, a moderate uptick in inflationary expectations, and a less accommodative monetary policy should all result in rising market yields on Government bonds during the next 12 to 18 months.

Favorable Outlook for Non-Dollar and Economically Sensitive Assets

     The principal financial market implication of our economic outlook is that economically leveraged/pro-growth financial assets should outperform defensive asset groups. This implies that within the fixed income market, corporate bonds should outperform Government bonds.

     Within equity markets, economically sensitive sectors and industries -- such as materials, capital goods, natural resources, and general industrials -- should outperform defensive groups that include consumer staples and health care, and interest-sensitive groups such as utilities and financials. Small- and mid cap equities are also likely

[THE FOLLOWING INFORMATION WAS REPRESENTED AS LINE CHARTS IN THE PRINTED
MATERIAL]

                                              U.S. LABOR PRODUCTIVITY
                                              NONFARM BUSINESS SECTOR
NASDAQ COMPOSITE INDEX                        % Annual Growth
Date                     Px Mid               Date                Px Last
12/30/94 0:00             751.96              12/30/94                  1.1
      1/31/95              755.2               3/31/95                  0.8
      2/28/95             793.74               6/30/95                  0.7
      3/31/95             817.21               9/29/95                  1.2
      4/28/95             843.98              12/29/95                  1.1
      5/31/95             864.58               3/29/96                  2.3
      6/30/95             933.45               6/28/96                  2.9
      7/31/95            1001.21               9/30/96                  2.7
      8/31/95            1020.11              12/31/96                  2.3
      9/29/95            1043.54               3/31/97                  1.6
     10/31/95            1036.06               6/30/97                  1.6
     11/30/95            1059.22               9/30/97                  2.5
     12/29/95            1052.14              12/31/97                  2.3
      1/31/96            1059.79               3/31/98                  3.2
      2/29/96            1100.05               6/30/98                  2.3
      3/29/96            1101.38               9/30/98                    2
      4/30/96            1190.58              12/31/98                  2.9
      5/31/96            1243.44               3/31/99                  2.3
      6/28/96            1185.02               6/30/99                  1.9
      7/31/96             1080.6               9/30/99                  2.1
      8/30/96             1141.5              12/31/99                  2.9
      9/30/96            1226.91               3/31/00                  2.4
     10/31/96            1221.51               6/30/00                  4.4
     11/29/96            1292.61               9/29/00                    4
     12/31/96            1291.03              12/29/00                  2.6
      1/31/97            1379.85               3/30/01                  2.6
      2/28/97               1309               6/29/01                  1.5
      3/31/97             1221.7               9/28/01                  1.3
      4/30/97            1260.76              12/31/01                  2.1
      5/30/97            1400.32               1/31/02            #N/A N.A.
      6/30/97            1442.07               2/28/02            #N/A N.A.
      7/31/97            1593.81               3/29/02                  4.2
      8/29/97            1587.32
      9/30/97            1685.69
     10/31/97            1593.61
     11/28/97            1600.55
     12/31/97            1570.35
      1/30/98            1619.36
      2/27/98            1770.51
      3/31/98            1835.68
      4/30/98            1868.41
      5/29/98            1778.87
      6/30/98            1894.74
      7/31/98            1872.39
      8/31/98            1499.25
      9/30/98            1693.84
     10/30/98            1771.39
     11/30/98            1949.54
     12/31/98            2192.69
      1/29/99            2505.89
      2/26/99            2288.03
      3/31/99             2461.4
      4/30/99            2542.85
      5/31/99            2470.52
      6/30/99            2686.12
      7/30/99            2638.49
      8/31/99            2739.35
      9/30/99            2746.16
     10/29/99            2966.43
     11/30/99            3336.16
     12/31/99            4069.31
      1/31/00            3940.35
      2/29/00            4696.69
      3/31/00            4572.83
      4/28/00            3860.66
      5/31/00            3400.91
      6/30/00            3966.11
      7/31/00            3766.99
      8/31/00            4206.35
      9/29/00            3672.82
     10/31/00            3369.63
     11/30/00            2597.93
     12/29/00            2470.52
      1/31/01            2772.73
      2/28/01            2151.83
      3/30/01            1840.26
      4/30/01            2116.24
      5/31/01            2110.49
      6/29/01            2161.24
      7/31/01            2027.13
      8/31/01            1805.43
      9/28/01             1498.8
     10/31/01             1690.2
     11/30/01            1930.58
     12/31/01             1950.4
      1/31/02            1934.03
      2/28/02            1731.49
      3/29/02            1845.35
      4/30/02            1688.23
      5/31/02            1615.73
      6/28/02            1463.21

Second Quarter 2002 Performance Update    CIGNA Economic/Market Review & Outlook
--------------------------------------------------------------------------------

FINANCIAL MARKET OUTLOOK (CONTINUED)

to continue to outperform the large capitalization S&P 500 Index, with small-and mid cap growth managers performing best.
     It is also likely that non-dollar debt and equity markets will outperform those in the U.S. Many foreign equity markets should benefit from more attractive valuations relative to the U.S. equity market, improving structural economic and political trends and a sustained weakness in the U.S. dollar. Non-dollar bond markets are expected to benefit from the currency effect and more attractive valuations -- and in the case of Europe, more restrictive monetary and fiscal policies. Finally, emerging market debt and emerging market equities, particularly Emerging Asian equities, will likely perform well in an environment of synchronized global economic recovery and abundant liquidity conditions.

Risks to the Forecast
     While a traditional business cycle expansion appears to be unfolding on schedule, our forecast is subject to several significant risks. As a generalization, our principal concerns fall under the broad category of "event risk" rather than risk that is primarily economic in nature. These include geopolitical risks, mainly in the Middle East; terrorism and the heightened level of threats to homeland security; and corporate governance, with the risk of continued revelations of corruption and scandals within corporate America.
     Another category of risks relates to the behavior of critical asset markets and their potential feedback effects on economic activity. These include continued erosion in the equity market, a sudden and unexpected softness in housing prices, a spike in energy prices, and a precipitous and disorderly decline in the value of the U.S. dollar in foreign exchange markets. Each of these occurrences would have a negative effect on confidence, and could significantly depress consumer and business expenditures.
     A final set of risks relates to politics and Government policy mistakes -- the most worrisome in the areas of regulation and trade and protectionism. We are also concerned about a general populist backlash against globalization and free market capitalism, factors that have contributed immensely to the economic progress of the past two decades.
     On balance, the general risk to our forecast is on the downside and would involve a more sluggish economic recovery than we currently envision, accompanied by a weaker rebound in corporate profits, and accordingly, continued heightened financial risk. The capital market implications would be continued strength in defensive assets such as Government bonds, and continued weakness in corporate securities, both equities and debt.


Robert F. DeLucia, CFA, is a managing director and portfolio manager at TimesSquare Capital Management, Inc. He joined CIGNA in 1979 as a research analyst in the common stock area and was appointed a sector manager in 1981. From 1982 to 1984, he served as senior economist on the company's economics staff. Currently, he manages several stable value fixed income employee benefit portfolios for both the defined benefit and defined contribution markets. Mr. DeLucia received his bachelor's degree from Yale University and his M.B.A. from the University of Chicago. He is a member of the Association for Investment Management and Research and the Hartford Society of Financial Analysts.

(C) 2002 CIGNA Retirement & Investment Services. All rights reserved. These materials may not be reproduced in whole or in part, without its express written permission. CIGNA Retirement & Investment Services products and services are provided by various operating subsidiaries of CIGNA Corporation, including Connecticut General Life Insurance Company, Bloomfield CT 06002. "CIGNA" is a registered service mark and is used to refer to these subsidiaries.

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CIGNA Retirement &
Investment Services

  CG Corporate Insurance Variable Universal Life Separate Account 02
          Schedule of Changes in Unit Values
              Period Ended June 30, 2002

                      Unaudited

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Accumulation
                                                   Date Initially   Accumulation   Accumulation   Unit Value    % Change   % Change
                                                       Funded         Unit Value    Unit Value    6/30/2002    Inception   12/31/01
Sub-Account                                       (Inception Date)   at Inception   12/31/2001       YTD         to YTD     to YTD
------------------------------------------------------------------------------------------------------------------------------------
Contracts sold before May 1, 1998
Alger American Growth Portfolio                      2/24/1997        10.000000      16.779622    13.631801      36.32      (18.76)
Alger American MidCap Growth Portfolio               2/24/1997        10.000000      19.008803    15.890374      58.90      (16.41)
Alger American Small Capitalization Portfolio        3/31/1997        10.000000      10.271423     8.765905     (12.34)     (14.66)
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT - EAFE(R) Equity Index Fund**             3/8/1999        10.000000       7.933523     7.539129     (24.61)      (4.97)
Scudder VIT - Small Cap Index Fund**                  3/8/1999        10.000000      12.144342    11.490995      14.91       (5.38)
------------------------------------------------------------------------------------------------------------------------------------
TimesSquare VP Money Market Fund***                 12/24/1996        10.008961*     12.173373    12.201561      21.91        0.23
TimesSquare VP S&P 500 Index Fund***                 2/24/1997        10.000000      14.353257    12.363675      23.64      (13.86)
TimesSquare VP Investment Grade Bond Fund***         5/11/1999        10.000000      11.527109    11.698533      16.99        1.49
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                 2/24/1997        10.000000      13.992081    13.070319      30.70       (6.59)
Fidelity VIP High Income Portfolio                   1/29/1997        10.000000       7.863550     7.482255     (25.18)      (4.85)
Fidelity VIP II Investment Grade Bond Portfolio      1/29/1997        10.000000      13.567705    13.933674      39.34        2.70
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth Portfolio        2/24/1997        10.000000      15.200737    13.158928      31.59      (13.43)
Janus Aspen Series Balanced Fund                      7/3/2000        10.000000       9.155968     8.823133     (11.77)      (3.64)
------------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series                           1/29/1997        10.000000      14.243287    10.810319       8.10      (24.10)
MFS Total Return Series                              2/24/1997        10.000000      14.906184    14.579385      45.79       (2.19)
------------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Partners Fund                  6/6/2000        10.000000       9.486062     8.513422     (14.87)     (10.25)
------------------------------------------------------------------------------------------------------------------------------------
OCC Equity Portfolio                                 2/24/1997        10.000000      13.401454    11.971941      19.72      (10.67)
OCC Managed Portfolio                                1/29/1997        10.000000      13.259783    12.155350      21.55       (8.33)
OCC Small Cap Portfolio                              2/24/1997        10.000000      16.127621    15.923453      59.23       (1.27)
------------------------------------------------------------------------------------------------------------------------------------
Templeton International Fund Class 1                 2/24/1997        10.000000      11.716447    11.597067      15.97       (1.02)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Contracts sold after April 30, 1998
Alger American Growth Portfolio                      1/21/1999        10.000000       9.830503     7.998010     (20.02)     (18.64)
Alger American MidCap Growth Portfolio               1/21/1999        10.000000      13.433628    11.246254      12.46      (16.28)
Alger American Small Capitalization Portfolio        6/17/1998        10.000000       7.647991     6.536553     (34.63)     (14.53)
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT - EAFE(R) Equity Index Fund**           11/11/1999        10.000000       6.835930     6.505597     (34.94)      (4.83)
Scudder VIT - Small Cap Index Fund**                 4/21/1999        10.000000      11.398942    10.801475       8.01       (5.24)
------------------------------------------------------------------------------------------------------------------------------------
TimesSquare VP Money Market Fund***                  6/17/1998        10.000000      11.539599    11.583213      15.83        0.38
TimesSquare VP S&P 500 Index Fund***                 6/17/1998        10.000000      10.501772     9.059303      (9.41)     (13.74)
TimesSquare VP Investment Grade Bond Fund***          6/2/1999        10.000000      11.761160    11.953497      19.53        1.64
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                 1/21/1999        10.000000      10.949787    10.243401       2.43       (6.45)
Fidelity VIP High Income Portfolio                   1/21/1999        10.000000       7.112190     6.777218     (32.23)      (4.71)
Fidelity VIP II Investment Grade Bond Portfolio      6/17/1998        10.000000      12.238471    12.586940      25.87        2.85
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth Portfolio        1/21/1999        10.000000      10.258746     8.893752     (11.06)     (13.31)
Janus Aspen Series Balanced Fund                     6/19/2000        10.000000       8.952058     8.639244     (13.61)      (3.49)
------------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series                           1/21/1999        10.000000       9.043095     6.873550     (31.26)     (23.99)
MFS Total Return Series                              5/17/1999        10.000000      11.284932    11.053654      10.54       (2.05)
------------------------------------------------------------------------------------------------------------------------------------
OCC Equity Portfolio                                  9/1/1999        10.000000      10.140841     9.072384      (9.28)     (10.54)
OCC Managed Portfolio                                1/21/1999        10.000000      11.090140    10.181286       1.81       (8.20)
OCC Small Cap Portfolio                              1/21/1999        10.000000      15.498419    15.324589      53.25       (1.12)
------------------------------------------------------------------------------------------------------------------------------------
Templeton International Fund Class 1                 6/17/1998        10.000000       9.590206     9.506362      (4.94)      (0.87)
------------------------------------------------------------------------------------------------------------------------------------

*   Accumulation unit value as of 12/31/96.
**  Formerly Duetsche Bank funds.
*** Formerly CIGNA funds.

Accumulation Unit Values are net of charges against the assets of the Variable Account for the assumption of mortality and expense risks and for administrative expenses.